Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 312,727	$ 454,030
Grant funds receivable	59,758	28,074
Prepaid expenses and other current assets	75,589	62,275
Total current assets	448,074	544,379
Property and equipment, net	31,151	54,828
Deposits	11,010	11,010
Total assets	490,235	610,217
Current liabilities:
Accounts payable	77,581	75,607
Accrued expenses (Note 4)	733,711	294,240
Total current liabilities	811,292	369,847
Commitments (Note 6)
Stockholders’ equity (deficiency):
Common stock, $.001 par value: Authorized shares – 600,000,000 and 300,000,000 at September 30, 2017 and December 31, 2016, respectively Issued and outstanding shares – 70,913,900 and 55,235,233 at December 31, 2017 and 2016, respectively	106,737	55,235
Additional paid-in capital	35,589,911	34,914,963
Accumulated deficit	(37,916,790)	(35,746,628)
Total stockholders’ equity (deficiency)	(321,057)	240,370
Total liabilities and stockholders’ equity	490,235	610,217
Series B Convertible Preferred Stock [Member]
Stockholders’ equity (deficiency):
Convertible Preferred Stock	76,095	76,095
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficiency):
Convertible Preferred Stock	842,990	940,705
Series D Convertible Preferred Stock [Member]
Stockholders’ equity (deficiency):
Convertible Preferred Stock	$ 980,000